DISAGGREGATED REVENUES BY CUSTOMER TYPE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Net sales	$ 1,477	$ 339	$ 2,855	$ 887
Food service revenue
Disaggregation of Revenue [Line Items]
Net sales	759	294	1,575	169
Retail revenue
Disaggregation of Revenue [Line Items]
Net sales	$ 718	$ 45	$ 1,280	$ 718